Hatteras Alternative Mutual Funds Trust
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

May 1, 2012

VIA EDGAR TRANSMISSION

Mr. Mark Cowan
U.S. Securities and Exchange Commission
Division of Investment Management
100 “F” Street, N.E.
Washington, D.C.  20549

RE:	HATTERAS VARIABLE TRUST (the “Trust”)
Securities Act Registration No: 333-179263
Investment Company Act Registration No: 811-22660

Dear Mr. Cowan:

We are responding to the Staff’s comment letter dated March 30, 2012, with respect to the initial registration statement on Form N-1A filed on January 31, 2012 on behalf of the Trust’s initial series, Hatteras Alpha Hedged Strategies Variable Fund (the “Fund”).  We have addressed all of the Staff’s comments relating to the Fund as indicated below.

In connection with this response to the comments made by the staff of the U.S. Securities and Exchange Commission (the “Commission” or the “Staff”), the Trust, on behalf of the Fund, hereby states the following:

(1)
The Trust acknowledges that in connection with the comments made by the Staff on the Form N-1A registration statement, the Staff has not passed generally on the accuracy or adequacy of the disclosure made in the registration statement;

(2)
The Trust acknowledges that Staff comments or changes to disclosure in response to Staff comments in the filings reviewed by the Staff do not foreclose the Commission from taking any action with respect to the filing; and

(3)	The Trust represents that it will not assert the Staff’s review process as a defense in any action by the Commission or any securities-related litigation against the Trust.

For your convenience, your comments and headings have been reproduced with responses following each comment.

1. General

a.
Although the funds in the Hatteras Variable Trust (Trust) may not rely on the delivery procedures provided in Rule 14a-16 under the Securities Exchange Act of 1934, please supplementally confirm that the Trust will post its proxy materials on the Internet as required by the rule. See Shareholder Choice Regarding Proxy Materials, Investment Company Act Release No. 27911; Rel. 34-56135; File No. S7-10-05 (Jan. 22, 2007) available at http://www.sec.gov/rules/final/2007/34-55146.pdf.

Response:  The Trust responds supplementally by stating that the Funds will post proxy materials on the Internet as required by Rule 14a-16 under the Securities Exchange Act of 1934.

b.
Please be advised that within 15 days of the effectiveness of the annual updates to the registration statement, you must file an exhibit to the registration statement that provides an electronically tagged Risk/Return summary for the prospectus. Please note that if the filing is not made within the 15 day period, the Registrant may not rely on Rule 485(b) under the 1940 Act until the exhibit is filed. See IC-28617 (July 15, 2009).

Response:  The Trust responds by confirming that it will comply with all XBRL filing requirements.

c.
Please confirm that all webpage references contain operable electronic links directly to the page where the relevant information appears. For example, the back cover page of the prospectus contains a link to www.hatterasfunds.com. That link should lead directly to the page where the SAI, annual and semi-annual reports may be obtained. See XBRL Adopting Release at p. 76 (Release No. 333-8998). Specifically, the adopting release describing this requirement states, “[t]he address is required to be specific enough to lead investors directly to the statutory prospectus and other required information, rather than to the home page or other section of the Web site on which the materials are posted. The Web site could be a central site with prominent links to each required document.” In your response letter, please confirm this link and all other webpage links operate in this way.

Response:  The Trust responds by stating that the release referenced in the Staff’s comment (Release No. 333-8998) relates to the Staff’s final rule on January 13, 2009 setting forth the requirements for use of a summary prospectus and not requirements related to XBRL.  Further, the text referenced by the Staff refers to the legend that must appear on the cover page or at the beginning of the summary prospectus.  The Trust responds by confirming that any use of a summary prospectus by the Fund will be in conformance with Release No. 333-8998, including the provision in the legend of a web site directing shareholders to a specific web page hosting all Fund documents.

2. Fees and Expenses (p. 1)

a.	Because shareholder fees listed are not applicable for insurance product funds, please use the term “N/A” rather than “None.”

Response:  The Trust responds by making the requested change.

b.
As the funds are new, please disclose in a footnote to the table that Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year. Instruction 3(f)(vi) to Item 3 of Form N-1A.

Response: The Trust responds by making the requested change.

c.
The fee table contains a footnote explaining net fees and expenses of the Fund do not exceed 2.99% of the Fund’s average daily net assets (excluding, among other things, interest paid on short sales and AFFE) because the management fee and the operating services fee are contractually fixed rates. Please remove the footnote because the disclosure is neither required nor permitted by Item 3 to Form N-1A. If applicable, you may follow Instruction 3(e) to Item 3 of Form N-1A to show net expenses.

Response: The Trust responds by removing the footnote.

3. Examples (p. 1)

Please disclose that the example does not reflect additional fees and expenses associated with the annuity or life insurance program through which you invest and that if such expenses were reflected, expenses would be higher.

Response: The Trust responds by adding the requested disclosure.

4. Portfolio Turnover (p. 2)

The disclosure implies that the Fund may be held in a taxable account. In the section entitled “How to Purchase Shares,” it appear that the Fund is only available for purchase through a variable annuity contract and variable life insurance policy. Please explain to the staff the circumstances in which the funds may be held in a taxable account.

Response: The Trust responds by removing reference to disclosure indicating that Fund shares may be held in a taxable account.

5. Principal Investment Strategies (pp. 2-3)

a.	The reference to temporarily investing for defensive purposes does not belong in the discussion of principal investment strategies. It may be disclosed in the Item 9 discussion.

Response: The Trust responds by moving the disclosure to the Item 9 discussion.

b.
In addition to stating that the Fund is classified as non-diversified and explaining what a non-diversified fund is, consider disclosing any policy to concentrate in securities issuers in a particular industry or group of industries.

Response:  The Trust responds supplementally by stating that the Fund does not have a policy to concentrate in securities issuers in a particular industry or group of industries.  Therefore, the Trust respectfully declines to make revisions associated with this comment.

c.
The disclosure states in the third paragraph that the Fund’s assets will be invested in one or more of the Underlying Investments and not directly in equity, debt or derivative securities. But the next paragraph states that the Fund may invest in securities of all market capitalizations, which may include common and preferred stock, and other debt instruments including convertible debt, options and futures, as well as privately negotiated options. Please explain the apparent inconsistency.

Response:  The Trust responds by revising the disclosure as follows:

“The Fund has no policy with respect to the capitalization of issuers in which it may invest and thus may invest, through its investment in the Underlying Investments, in securities of all market capitalizations (small, mid and large capitalization companies).”

d.
Please include the information from last sentence of the third paragraph regarding the Fund’s reliance on that of the Underlying investments to achieve the Fund’s investment objectives and resulting performance as a “Funds of Funds” risk.

Response: The Trust responds by adding the following disclosure to the Fund’s Item 4 “Principal Risks of Investing in the Fund” section:

“Fund of Funds Risk:   The Fund’s assets will be invested in one or more of the Underlying Investments and not directly in equity, debt or derivative securities.  The investment policies and restrictions with regard to investments and the associated risks set forth below and throughout this Prospectus are those of the Underlying Investments and are applicable to the Fund as a result of the Fund’s investment in the Underlying Investments.  The Fund’s performance and ability to achieve its objective relies on that of the Underlying Investments in which it invests.”

e.
The disclosure states that investing in multiple Underlying Investments utilizing non-correlated strategies may mitigate losses in generally declining markets. Please disclose any impact the strategy may have in a rising market.

Response: The Trust responds by removing the disclosure referenced in the Staff’s comment.

6. Principal Risks of Investing in the Fund (pp. 3-5)

a.	If applicable, please add ‘Fund of Funds’ risk as a principal risk (e.g., bearing the expenses of a fund of underlying fund).

Response:  The Trust responds by directing the Staff to “Shares of Other Investment Companies Risk” on page 3 of the Prospectus which includes reference to the expenses associated with the underlying funds in which the Fund invests.  Accordingly, the Trust respectfully declines to make revisions associated with this comment.

b.	With respect to non-diversification risk, the disclosure states that this may make the value of a fund’s shares more susceptible to certain risk. Please identify these risks.

Response:  The Trust responds by revising “Non-Diversification Risk” as follows:

“A fund that is a non-diversified investment company means that more of a fund’s assets may be invested in the securities of a single issuer than a diversified investment company.  This may make the value of a fund’s shares more susceptible to ~~certain risks~~ financial, economic or market events than shares of a diversified investment company.  As a non-diversified fund, the Fund has greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

7. Performance (pp. 5-6)

a.
As the performance information included in this section relate to the prior performance of another fund, please relocate this section outside of the information required by Items 2 through 8 (as Items 2 through 8 may not include disclosure other than that required or permitted by those Items). See General Instruction C 3(a) and (b) to Form N-1A.

Response: The Trust responds by relocating this disclosure outside of the information required by Items 2 through 8 of Form N-1A (i.e., the summary section).

b.
The heading “Performance” needs to be changed. Prior performance information should be placed under a heading which clearly describes the source of the prior performance and that the performance is not that of the fund (e.g., Adviser’s Prior Performance or Prior Performance of Similar Accounts).

Response: The Trust responds by changing the heading to “Prior Performance of Similar Accounts”.

c.	The prior performance information should identify clearly the investment adviser and/or portfolio manager that achieved the performance of the Hatteras Alpha Hedged Strategies Fund.

Response: The Trust responds by making the requested change.

d.	Please also confirm for the staff that no other funds or accounts were managed in a substantially similar way.

Response: The Trust responds supplementally by confirming that no other funds or accounts were managed in a substantially similar way.

e.	As after tax returns are not relevant to variable insurance fund investors, please consider removing them from the table to avoid confusion.

Response: The Trust responds by making the requested change.

8. Payments to Broker-Dealers and Other Financial Intermediaries (p. 7)

Can the Fund be sold through a broker or other intermediary that may have received payment from the fund creating a “conflict of interest” it recommends the fund? If so, please disclose.

Response: The Trust responds by confirming that the existing disclosure accurately describes the manner in which financial intermediaries may be paid for the sale of Fund shares (i.e., the Fund and its affiliates may pay the sponsoring insurance company).  It is not anticipated at this time that payments will be made to brokers or other financial intermediaries.  Accordingly, the Trust respectfully declines to make revisions associated with this comment.

9. Other Investment Strategies (p. 10)

Please disclose the effect of taking a temporary defensive position (e.g., that the Fund may not achieve its investment objective.)

Response: The Trust responds by revising the disclosure as follows:

“The Fund may take temporary defensive positions in high quality, U.S. short-term debt securities or other money market instruments in response to adverse market, economic, political or other conditions.  If the Fund takes a temporary defensive position in response to adverse conditions, the Fund may not achieve its investment objective.  For example, should the market advance during this period, the Fund may not participate as much as it would have if it had been more fully invested. The Underlying Investments also have the ability to employ strategies including (a) lending their portfolio securities to brokers, dealers and financial institutions; (b) borrowing money from banks or other financial institutions to purchase securities; and (c) investing in warrants, options and futures, reverse repurchase agreements, initial public offerings, restricted securities, and other investment companies.”

10. Fund of Funds Structure (p. 10)

The disclosure states that the operating expenses of the Fund and Underlying Funds are contractually capped. Please explain whether this is a permanent cap and/or whether the cap may be changed.

Response: The Trust responds by confirming that the expenses of the Fund are permanently capped, subject to the annual approval by the Trust’s Board of Trustees of the contractual agreements comprising the Fund’s operating expenses.  Additionally, the Trust notes supplementally that any increase in the expenses of the Fund would require prior shareholder approval.

11. Tools to Combat Frequent Transactions (page 18)

a.	Please disclose whether the market timing restrictions apply uniformly in all cases or whether the restriction will not be imposed under certain circumstances. Item 11(e)(iii) to Form N-1A.

b.	If applicable, please disclose the risk that the varying policies among insurance companies may result in some contract owners market timing while others bear the ill effects of market timing.

Response: The Trust responds to comments 11(a) by revising the disclosure as follows:

“The Fund monitors aggregate trades placed in insurance company separate accounts, and works with each insurance company to identify investors engaging in abusive trading practices and impose restrictions to discourage such practices. Pursuant to Rule 22c-2 under the Investment Company Act of 1940, the Fund and each insurance company that uses the Fund as an investment vehicle has entered into an information sharing agreement that obligates the insurance company to: (i) provide certain information regarding shareholder transactions to the Fund upon its request; and (ii) impose restrictions on shareholder transactions when instructed by the Fund. Because the Fund relies on each insurance company to provide information and impose restrictions, its ability to monitor and discourage abusive trading may be dependent on the insurance company’s timely performance of such duties.  The Fund will attempt to monitor and discourage abusive trading uniformly in all cases.”

The Trust also responds with respect to comment 11(b) by stating that the issue raised in the Staff’s comment is not applicable.  Accordingly, the Trust respectfully declines to make revisions associated with this comment.

12. SAI- Portfolio Holdings Information (SAI pp. 32-33)

a. Please clarify that portfolio holdings information released to third parties under a duty of confidentiality must also include a duty not to trade on the non-public information (See Investment Company Release No. 26418 (April 23, 2004)). Also, disclose whether there are any procedures to monitor use of the portfolio securities information. Item 11(f)(1)(ii) to Form N-1A.

b. Please disclose the procedures that the fund will use to ensure that disclosure of information about portfolio securities is in the best interests of Fund shareholders, including procedures to address conflicts between the interests of Fund shareholders, on the one hand, and those of the Fund’s investment adviser; principal underwriter; or any affiliated person of the Fund, its investment adviser, or its principal underwriter, on the other. Item 11(f)(1)(vi) to Form N-1A.

Response: The Trust responds to comments 12(a) and 12(b) by revising the disclosure as follows:

“From time to time rating and ranking organizations such as Standard & Poor’s and Morningstar, Inc. may request complete portfolio holdings information in connection with rating the Fund. Similarly, pension plan sponsors and/or their consultants may request a complete list of portfolio holdings in order to assess the risks of the Fund’s portfolio along with related performance attribution statistics. The Fund believes that these third parties have legitimate objectives in requesting such portfolio holdings information. To prevent such parties from potentially misusing portfolio holdings information, the Funds will generally only disclose such information as of the end of the most recent calendar quarter, with a lag of at least 60 days, as described above. The disclosure is made with the authorization of either the Trust’s Chief Compliance Officer or her designee.  In addition, the Fund’s Chief Compliance Officer, or a designated officer of the Trust, may grant exceptions to permit additional disclosure of portfolio holdings information at differing times and with differing lag times, possibly no lag time, to rating agencies and to pension plan sponsors and/or their consultants, provided that (1) the recipient is subject to a confidentiality agreement, which includes a duty not to trade on the non-public information, (2) the recipient will utilize the information to reach certain conclusions about the investment management characteristics of the Fund and will not use the information to facilitate or assist in any investment program, and (3) the recipient will not provide access to third parties to this information.

Additionally, and in order to ensure that the disclosure of the Trust’s portfolio holdings is in the best interests of the Trust’s shareholders, the following factors, and any additional relevant factors, shall be considered by the Chief Compliance Officer or a designated officer of the Trust prior to ~~whe~~n disclosing non-public portfolio holdings information to selected third parties: (1) whether the disclosure is consistent with the anti-fraud provisions of the federal securities laws; and (2) avoidance of any conflicts of interest between the interests of the Trust’s shareholders and the service providers.  If it is determined by the Chief Compliance Officer that a disclosure is either not in the best interests of the Fund’s shareholders, or that a disclosure creates a conflict between the interests of the Fund’s shareholders and those of the Advisor or the Fund’s other service providers, such disclosure will be prohibited.  When making this determination, the Chief Compliance Officer evaluates each incident on a case by case basis.  Rating and ranking organizations, the Fund’s service providers and pension plan sponsors and/or their consultants are subject to these restrictions.  Holdings information will be sent to Morningstar, Standard & Poor’s, Lipper, Bloomberg, Vickers Stock Research, Thomson Financial and Capital-Bridge sixty days following each calendar quarter.”

The Trust also responds supplementally by stating that the Trust does not have specific procedures in place, beyond those already included in the existing disclosure, to monitor use of portfolio holdings information once disseminated.   Therefore, the Trust respectfully declines to make revisions associated with the last sentence of comment 12(a).

13. Miscellaneous

Any exhibits, financial statements and any other required disclosure not included in this registration statement must be filed in a pre-effective amendment to the registration statement.

Response: The Trust responds by confirming that all exhibits, financial statements and other required disclosures will be filed in a pre-effective amendment to the registration statement.

14. We urge all persons who are responsible for the accuracy and adequacy of the disclosure in the filings reviewed by the staff to be certain that they have provided all information investors require for an informed decision. Since the fund and its management are in possession of all facts relating to the fund’s disclosure, they are responsible for the accuracy and adequacy of the disclosures they have made.

Response: The Trust responds by acknowledging the Staff’s comment.

If you have any questions regarding the enclosed, please do not hesitate to contact Jeanine M. Bajczyk, Esq. of U.S. Bancorp Fund Services, LLC at (414) 765-6609.

Very truly yours,

/s/ J. Michael Fields

J. Michael Fields
Secretary
Hatteras Variable Trust

Hatteras Alternative Mutual Funds Trust
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

May 1, 2012

VIA EDGAR TRANSMISSION

Mr. Mark Cowan
U.S. Securities and Exchange Commission
Division of Investment Management
100 “F” Street, N.E.
Washington, D.C.  20549

RE:	HATTERAS VARIABLE TRUST (the “Trust”)
Securities Act Registration No: 333-179263
Investment Company Act Registration No: 811-22660

Dear Mr. Cowan:

REQUEST FOR ACCELERATION.  On behalf of the Trust, we hereby request acceleration of Pre-Effective Amendment No. 1 to the Registration Statement (the “Amendment”) filed on May 1, 2012 on Form N-1A under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), so the Registration Statement on Form N-1A would be declared effective by May 15, 2012.  Pursuant to the Securities and Exchange Commission’s authority under Rule 461(a) under the 1933 Act, we have attached a separate letter from Hatteras Capital Distributors, LLC, the Fund’s principal underwriter, requesting that effectiveness of the Amendment be accelerated to May 15, 2012 or as soon as practicable.

In addition, in connection with this request for acceleration, the Trust hereby acknowledges that:

1.           The Trust is responsible for the adequacy and accuracy of the disclosure in the Amendment;

2.           Should the Commission or the Staff, acting pursuant to delegated authority, declare the Amendment effective, it does not foreclose the Commission from taking any action with respect to the Amendment;

3.           The action of the Commission or the Staff, acting pursuant to delegated authority, in declaring the Amendment effective does not relieve the Trust from its full responsibility for the adequacy and accuracy of the disclosure in the Amendment; and

4.           The Trust may not assert the action as a defense to any proceeding initiated by the Commission or any person under federal securities laws of the United States.

Very truly yours,

/s/ J. Michael Fields

J. Michael Fields
Secretary
Hatteras Variable Trust

Enclosures

Hatteras Capital Distributors, LLC
8540 Colonnade Center Drive
Suite 401
Raleigh, NC 27615

May 1, 2012

VIA EDGAR TRANSMISSION

Mr. Mark Cowan
U.S. Securities and Exchange Commission
Division of Investment Management
100 “F” Street, N.E.
Washington, D.C.  20549

RE:	HATTERAS VARIABLE TRUST (the “Trust”)
Securities Act Registration No: 333-179263
Investment Company Act Registration No: 811-22660

Dear Mr. Cowan:

REQUEST FOR ACCELERATION. As the principal underwriter of the Hatteras Alpha Hedged Strategies Variable Fund (the “Fund”), series of Hatteras Variable Trust, and pursuant to the Securities and Exchange Commission’s authority under Rule 461(a) under the Securities Act of 1933, we request that effectiveness of the Registration Statement that was filed on Form N-1A on behalf of the Funds on May 1, 2012, be accelerated to May 15, 2012 or as soon as practicable.

Very truly yours,

Hatteras Capital Distributors, LLC

/s/ J. Michael Fields
J. Michael Fields
Chief Operating Officer
Hatteras Capital Distributors, LLC

Hatteras Alternative Mutual Funds Trust
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

May 1, 2012

VIA EDGAR TRANSMISSION

Mr. Mark Cowan
U.S. Securities and Exchange Commission
Division of Investment Management
100 “F” Street, N.E.
Washington, D.C.  205499

RE:	HATTERAS VARIABLE TRUST (the “Trust”)
Securities Act Registration No: 333-179263
Investment Company Act Registration No: 811-22660

Dear Mr. Cowan:

Transmitted herewith is Pre-Effective Amendment No. 1 to the registration statement for the Trust.  The purpose of this filing is to reflect the revisions to the registration statement made in response to your March 30, 2012 comments regarding the Trust’s initial registration statement filed on January 31, 2012 on Form N-1A, make certain other revisions as appropriate and file any outstanding exhibits to the registration statement.

If you have any questions regarding the enclosed, please do not hesitate to contact Jeanine M. Bajczyk, Esq. of U.S. Bancorp Fund Services, LLC at (414) 765-6609.

Very truly yours,

/s/ J. Michael Fields

J. Michael Fields
Secretary
Hatteras Variable Trust